Mineral Properties (Tables)	12 Months Ended
Dec. 31, 2023
Mineral Properties [Abstract]
Schedule of Mineral Properties
	Arizona $	Colorado $	New Mexico $	South Dakota $	Texas $	Utah $	Wyoming $	Total $
Balance, December 31, 2021	900,719	619,902	4,395,822	85,667,919	1,455,206	1,804,283	41,235,727	136,079,578
Exploration costs:
Drilling	-	-	-	-	197,422	-	-	197,422
Acquisition, maintenance and lease fees	111,004	-	472,401	-	2,523,123	39,566	397,324	3,543,418
Permitting & Licensing	-	(30,280)	-	251,863	339,225	5,698	273,726	840,232
Personnel	4,500	8,621	-	301,066	280,341	19,620	207,518	821,666
Recoveries	-	(20,000)	-	-	-	(2,000)	-	(22,000)
Resource review	118,500	-	37,125	-	47,104	1,680	10,080	214,489
Divestment:
Divestment of mineral interest	-	-	-	-	-	(28,485)	-	(28,485)
Assets held for sale	(358,969)	-	-	-	-	-	(369,913)	(728,882)
Project development costs:
Construction of wellfields	-	-	-	-	1,670,151	-	-	1,670,151
Drilling	-	-	-	-	2,109,835	-	-	2,109,835
Personnel	-	-	-	-	521,662	-	-	521,662
Balance, December 31, 2022	775,754	578,243	4,905,348	86,220,848	9,144,069	1,840,362	41,754,462	145,219,086
Exploration costs:
Drilling	-	-	-	-	7,300	-	-	7,300
Acquisition, maintenance and lease fees	99,415	4,544	49,370	312,927	121,414,182	49,910	296,298	122,226,646
Consulting	141	4,566	138	4,742	96,937	552	38,511	145,587
Personnel	-	8,069	-	174,850	426,773	-	75,317	685,009
Impairment	-	-	-	-	(1,537,168)	(658)	-	(1,537,826)
Divestment:
Divestment of mineral interest	(358,969)	-	(2,433,353)	-	-	-	(376,039)	(3,168,361)
Assets held for sale	358,969	-	-	-	-	-	369,913	728,882
Project development costs:
Construction of wellfields	-	-	-	-	1,060,260	-	-	1,060,260
Drilling	-	-	-	-	5,898,856	-	-	5,898,856
Personnel	-	-	-	-	1,245,519	-	-	1,245,519
Reclassification
Reclassification to mining properties	-	-	-	-	(5,301,820)	-	-	(5,301,820)
Balance, December 31, 2023	875,310	595,422	2,521,503	86,713,367	132,454,908	1,890,166	42,158,462	267,209,138